Revenues and geographic information (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Profit sharing income	$ 1,063	$ 941	$ 921
Royalty income	37	87	35
Milestone income	28	45	145
Other	277	147	154
Other revenues	$ 1,405	$ 1,220	$ 1,255